UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 100.9%

Corporate — 0.2%
City of Chula Vista California, RB, San Diego Gas, Series D, AMT (AMBAC), 5.00%, 12/01/27	$330	$327,050
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	680	708,138

		1,035,188

County/City/Special District/School District — 38.9%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,084,340
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	8,000	8,438,160
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	400	406,428
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,070,350
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/31	7,730	7,527,088
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	2,000	1,976,100
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	503,155
6.50%, 5/01/36	1,210	1,221,507
6.50%, 5/01/42	2,225	2,233,099
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,123,140
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,093,945
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,503,975
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,102,060
La Quinta Redevelopment Agency, Tax Allocation Bonds, Redevelopment Project Area Number 1 (AMBAC), 5.13%, 9/01/32	1,000	850,260

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	$4,135	$4,394,016
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,175	5,356,022
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	5,106,390
Modesto Irrigation District, COP, Capital Improvements:
Series A, 5.75%, 10/01/29	3,000	3,096,060
Series A, 5.75%, 10/01/34	155	157,354
Series B, 5.50%, 7/01/35	3,000	2,898,630
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	1,000	1,016,490
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,233,280
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	3,600	3,611,916
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,063,660
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	5,500	5,257,450
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,060,060
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	6,300	5,954,067
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,524,990
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,500	6,517,810
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	5,493,660

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Leandro Unified School District California, GO, Election of 2006, Series B (AGM), 6.25%, 8/01/29	$1,150	$1,253,983
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,330	6,539,523
5.13%, 8/01/33	10,000	9,992,600
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,000	20,683,110
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,066,770
7.00%, 9/01/36	1,700	1,804,363
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,377,890
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,273,080
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	8,435,177

		164,301,958

Education — 2.8%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	6,457,410
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	2,400	2,167,752
University of California, RB:
Limited Project, Series D (NPFGC), 5.00%, 5/15/32	2,600	2,596,568
Series O, 5.38%, 5/15/34	460	473,754

		11,695,484

Health — 17.4%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,055	3,076,415
6.25%, 8/01/39	3,760	3,749,660
Series A, 6.00%, 8/01/30	2,250	2,229,480
California Health Facilities Financing Authority, RB:
Adventist Health System-West, Series A, 5.75%, 9/01/39	6,000	5,679,300
Catholic Healthcare West, Series J, 5.63%, 7/01/32	1,700	1,665,864
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,000	1,020,600
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	4,439,116

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Health Facilities Financing Authority, Refunding RB (concluded):
Catholic Healthcare West, Series A, 6.00%, 7/01/39	$2,500	$2,514,175
Providence Health, 6.50%, 10/01/18 (a)	25	31,910
Providence Health, 6.50%, 10/01/38	4,090	4,372,210
Sutter Health, Series B, 6.00%, 8/15/42	6,015	6,099,872
California Infrastructure & Economic Development Bank, RB, Kaiser
Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	10,000	9,588,500
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 5.50%, 10/01/33	8,310	8,162,581
Kaiser Permanente, 5.50%, 11/01/32	11,060	10,550,687
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	3,000	2,933,730
Series E, 5.50%, 7/01/31	5,010	4,861,153
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.00%, 7/15/34	2,225	2,326,749

		73,302,002

Housing — 1.0%
California Statewide Communities Development Authority, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 3, Westgate Courtyards Apartments, Mandatory Put Bonds, AMT, 5.80%, 11/01/34 (b)	2,180	2,081,835
City of Los Angeles, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 5, San Lucas Apartments, AMT, 5.95%, 11/01/34 (b)	2,035	1,926,819

		4,008,654

State — 8.2%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	9,366,120
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,475	2,556,898
State of California, GO, Various Purpose, 6.50%, 4/01/33	20,500	22,518,225

		34,441,243

Transportation — 10.2%
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,388,160
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,850	1,864,948

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Transportation (concluded)
Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Sub-Series C, 5.25%, 5/15/38	$400	$389,288
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,577,447
Palm Springs Unified School District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/31	11,625	11,725,673
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	5,300	5,176,192
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,072,920
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,880	3,037,306

		43,231,934

Utilities — 22.2%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36 (c)	5,000	5,024,600
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	5,688,485
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,525,315
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	1,000	1,041,380
Series E, 5.88%, 1/01/34	6,500	6,768,970
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	4,000	4,037,640
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	5,923,237
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,503,158
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/32	4,660	4,777,712
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,000	5,472,600
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	11,215	11,381,431
Series A, 5.38%, 7/01/34	3,050	3,157,268
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2, 5.00%, 7/01/30	2,200	2,217,402
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,500	9,561,655
Series A, 5.25%, 8/01/38	3,255	3,280,096
San Francisco City & County Public Utilities Commission, RB, Series A (NPFGC), 5.00%, 11/01/32	4,000	4,013,760

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.00%, 11/01/35	$10,625	$10,632,225
Southern California Public Power Authority, RB, Windy Point/Windy Flats Project, Series 1, 5.00%, 7/01/30	2,750	2,800,463

		93,807,397

Total Municipal Bonds in California		425,823,860

Multi-State — 1.9%

Housing — 1.9%
Centerline Equity Issuer Trust (d)(e):
5.75%, 5/15/15	500	526,565
6.00%, 5/15/15	1,500	1,575,090
6.00%, 5/15/19	1,000	1,046,750
6.30%, 5/15/19	1,000	1,050,850
7.20%, 11/15/52	3,500	3,809,855

Total Municipal Bonds in Multi-State		8,009,110

Puerto Rico — 1.7%

County/City/Special District/School District — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,000	3,129,900

State — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series B, 6.50%, 7/01/37	4,000	4,062,800

Total Municipal Bonds in Puerto Rico		7,192,700

Total Municipal Bonds – 104.5%		441,025,670

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 64.5%

County/City/Special District/School District — 25.4%
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	7,937,280
Election of 2008, Series A, 6.00%, 8/01/33	20,131	21,731,292
Election of 2008, Series C, 5.25%, 8/01/39	12,900	13,030,806
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,854,400
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	10,819,327
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	12,499	12,535,662
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	1,952,560

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	$10,484	$10,658,786
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	9,018,450
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	14,659,157

		107,197,720

Education — 11.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	10,395	10,664,230
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	13,095	12,683,787
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	8,689,720
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,506,010
Series O, 5.75%, 5/15/34	12,300	13,088,799

		47,632,546

Utilities — 27.8%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,344,400
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	2,975,130
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	2,983,230
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	17,622,875
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	15,858,264
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,000,760
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,285,539
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	14,779,233
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	10,486,917
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	5,292	5,297,827
Series 2008-A (AGM), 5.00%, 5/01/33	14,290	14,306,719

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California (concluded)

Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	$12,457	$12,366,562

		117,307,456

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 64.5%		272,137,722

Total Long-Term Investments (Cost – $714,308,971) – 169.0%		713,163,392

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (g)(h)	20,829,312	20,829,312

Total Short-Term Securities (Cost – $20,829,312) – 4.9%		20,829,312

Total Investments (Cost – $735,138,283*) – 173.9%		733,992,704
Other Assets Less Liabilities – 0.8%		3,137,627
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (34.1)%		(143,825,574)
Preferred Shares, at Redemption Value – (40.6)%		(171,334,258)

Net Assets Applicable to Common Shares – 100.0%		$421,970,499

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$591,833,821

Gross unrealized appreciation	$10,517,750
Gross unrealized depreciation	(12,071,804)

Net unrealized depreciation	$(1,554,054)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$5,024,600	$39,100

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF California Municipal Money Fund	26,178,133	(5,348,821)	20,829,312	$3,127

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

160	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$18,962,196	$(420,304)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$713,163,392	—	$713,163,392
Short-Term Securities	$20,829,312	—	—	20,829,312

Total	$20,829,312	$713,163,392	—	$733,992,704

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011	5

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(420,304)	—	—	$(420,304)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 24, 2011